Pension benefits - Change in Projected Benefit Obligations (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligations at beginning of period	$ 36	$ 38	$ 37
Interest cost	1	0	1	$ 2
Service cost	1	1	3
Benefits paid	(1)	(1)	(2)
Change in unrecognized actuarial gain	2	(2)	0
Foreign currency translations	(2)	0	1
Projected benefit obligations at end of period	$ 37	$ 36	$ 40	$ 38